Investment Portfolio	as of September 30, 2020 (Unaudited)

DWS Capital Growth VIP

	Shares	Value ($)
Common Stocks 99.2%
Communication Services 12.4%
Entertainment 5.5%
Activision Blizzard, Inc.	186,580	15,103,651
Live Nation Entertainment, Inc.*	95,616	5,151,790
Netflix, Inc.*	28,630	14,315,859
Roku, Inc.*	18,926	3,573,229
Spotify Technology SA*	52,042	12,623,828
Walt Disney Co.	60,234	7,473,835
		58,242,192
Interactive Media & Services 5.5%
Alphabet, Inc. "A"*	12,182	17,853,939
Alphabet, Inc. "C"*	14,090	20,706,664
Facebook, Inc. "A"*	42,281	11,073,394
Match Group, Inc.*	75,871	8,395,126
		58,029,123
Wireless Telecommunication Services 1.4%
T-Mobile U.S., Inc.*	126,481	14,464,367
Consumer Discretionary 15.0%
Diversified Consumer Services 1.1%
Chegg, Inc.* (a)	87,318	6,237,998
Terminix Global Holdings, Inc.*	132,810	5,296,463
		11,534,461
Hotels, Restaurants & Leisure 1.9%
McDonald's Corp.	69,012	15,147,444
Planet Fitness, Inc. "A"*	71,011	4,375,698
		19,523,142
Internet & Direct Marketing Retail 5.9%
Amazon.com, Inc.*	19,811	62,379,490
Multiline Retail 1.3%
Dollar General Corp.	67,815	14,215,380
Specialty Retail 4.2%
Burlington Stores, Inc.*	40,315	8,308,518
CarMax, Inc.*	100,444	9,231,808
Home Depot, Inc.	96,514	26,802,903
		44,343,229
Textiles, Apparel & Luxury Goods 0.6%
Lululemon Athletica, Inc.*	19,964	6,575,543
Consumer Staples 2.9%
Food & Staples Retailing 1.1%
Costco Wholesale Corp.	34,516	12,253,180
Food Products 1.2%
Mondelez International, Inc. "A"	216,545	12,440,510
Personal Products 0.6%
Estee Lauder Companies, Inc. "A"	27,792	6,065,604
Financials 4.8%
Capital Markets 1.4%
Intercontinental Exchange, Inc.	148,960	14,903,448
Consumer Finance 0.7%
American Express Co.	70,136	7,031,134
Insurance 2.7%
Progressive Corp.	303,656	28,747,114
Health Care 12.7%
Biotechnology 1.1%
BioMarin Pharmaceutical, Inc.*	60,259	4,584,505
Exact Sciences Corp.*	73,302	7,473,139
		12,057,644
Health Care Equipment & Supplies 6.3%
Becton, Dickinson & Co.	70,238	16,342,978
Danaher Corp.	86,467	18,618,939
DexCom, Inc.*	32,261	13,298,952
Hologic, Inc.*	211,652	14,068,508
The Cooper Companies, Inc.	13,024	4,390,651
		66,720,028
Life Sciences Tools & Services 3.2%
Thermo Fisher Scientific, Inc.	76,353	33,711,376
Pharmaceuticals 2.1%
Bristol-Myers Squibb Co.	131,649	7,937,118
Zoetis, Inc.	84,548	13,981,703
		21,918,821
Industrials 6.3%
Aerospace & Defense 0.3%
TransDigm Group, Inc.	7,383	3,507,811
Building Products 0.5%
Trex Co., Inc.*	73,006	5,227,230
Electrical Equipment 1.3%
AMETEK, Inc.	141,226	14,037,864
Industrial Conglomerates 1.2%
Roper Technologies, Inc.	32,900	12,999,119
Professional Services 2.3%
TransUnion	136,749	11,504,693
Verisk Analytics, Inc.	66,828	12,383,897
		23,888,590
Road & Rail 0.7%
Norfolk Southern Corp.	31,255	6,688,257
Information Technology 41.4%
IT Services 7.7%
Fiserv, Inc.*	150,294	15,487,796
FleetCor Technologies, Inc.*	17,160	4,085,796
Global Payments, Inc.	76,610	13,604,404
Snowflake, Inc. "A"* (a)	1,470	368,970
Twilio, Inc. "A"* (a)	45,875	11,335,254
Visa, Inc. "A" (a)	180,566	36,107,783
		80,990,003
Semiconductors & Semiconductor Equipment 3.7%
Analog Devices, Inc.	62,406	7,285,276
Applied Materials, Inc.	74,073	4,403,640
MKS Instruments, Inc.	29,298	3,200,221
NVIDIA Corp.	43,848	23,731,415
		38,620,552
Software 21.2%
Adobe, Inc.*	49,082	24,071,285
Avalara, Inc.*	23,224	2,957,344
DocuSign, Inc.*	47,027	10,122,092
Dynatrace, Inc.*	94,229	3,865,274
Intuit, Inc.	32,607	10,636,729
Microsoft Corp.	444,379	93,466,235
Nuance Communications, Inc.*	356,319	11,826,228
Proofpoint, Inc.*	72,678	7,671,163
RingCentral, Inc. "A"*	14,265	3,917,312
Salesforce.com, Inc.*	64,716	16,264,425
ServiceNow, Inc.*	35,632	17,281,520
Slack Technologies, Inc. "A"* (a)	86,837	2,332,442
Synopsys, Inc.*	58,935	12,610,911
VMware, Inc. "A"* (a)	50,826	7,302,171
		224,325,131
Technology Hardware, Storage & Peripherals 8.8%
Apple, Inc.	804,720	93,194,623
Materials 1.3%
Chemicals 0.8%
Ecolab, Inc.	43,344	8,661,865
Construction Materials 0.5%
Vulcan Materials Co.	40,577	5,499,807
Real Estate 2.4%
Equity Real Estate Investment Trusts (REITs)
Crown Castle International Corp.	37,110	6,178,815
Equinix, Inc.	14,690	11,166,310
Prologis, Inc.	81,614	8,212,000
		25,557,125
Total Common Stocks (Cost $405,434,142)		1,048,353,763
Securities Lending Collateral 6.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.04% (b) (c) (Cost $63,426,816)	63,426,816	63,426,816
Cash Equivalents 0.8%
DWS Central Cash Management Government Fund, 0.09% (b) (Cost $9,149,238)	9,149,238	9,149,238
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $478,010,196)	106.0	1,120,929,817
Other Assets and Liabilities, Net	(6.0)	(63,814,683)
Net Assets	100.0	1,057,115,134

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended September 30, 2020 are as follows:

Value ($) at 12/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 9/30/2020	Value ($) at 9/30/2020
Securities Lending Collateral 6.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares”, 0.04% (b) (c)
—	63,426,816 (d)	—	—	—	18,671	—	63,426,816	63,426,816
Cash Equivalents 0.8%
DWS Central Cash Management Government Fund, 0.09% (b)
16,868,479	90,522,846	98,242,087	—	—	53,024	—	9,149,238	9,149,238
16,868,479	153,949,662	98,242,087	—	—	71,695	—	72,576,054	72,576,054

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2020 amounted to $61,954,767, which is 5.9% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2020.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$1,048,353,763	$—	$—	$1,048,353,763
Short-Term Investments (e)	72,576,054	—	—	72,576,054
Total	$1,120,929,817	$—	$—	$1,120,929,817

(e)	See Investment Portfolio for additional detailed categorizations.